Note 13 - Other Expenses (Details Textual) - CAD ($) $ in Millions	3 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Statement Line Items [Line Items]
Employee expense, included in adminstrative expenses	$ 15.2	$ 23.4
Employee expense included in selling and marketing expneses	$ 27.5	$ 45.6